CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 33,137	$ (424,863)	$ (117,209)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	20,492	16,611	13,929
Amortization	5,954	6,246	4,952
Share based compensation expenses	224,625	236,836	221,391
Amortization of debt issuance costs	4,194	5,213	5,298
Changes in accrued interest and exchange rate on short-term and long-term deposits	(2,415)	(86)	(20)
Non-cash impairment, restructuring and other costs	26,699	0	0
Amortization of premium and discount and accrued interest on marketable debt securities, net	8,346	6,252	7,843
Remeasurement loss (gain) on marketable equity securities and investments in privately held companies	(30,608)	200,338	(166,323)
Changes in deferred income taxes, net	(8,784)	(57,865)	54,454
Changes in operating lease right-of-use assets	27,231	45,440	28,441
Changes in operating lease liabilities	(31,333)	(45,051)	(26,688)
Increase in trade receivables	(15,308)	(11,719)	(6,250)
Increase in prepaid expenses and other current and long-term assets	(20,105)	(5,912)	(98,468)
Increase (decrease) in trade payables	(52,455)	(18,514)	26,595
Increase (decrease) in employees and payroll accruals	(29,532)	2,862	19,391
Increase in short-term and long-term deferred revenues	76,193	55,387	82,361
Increase in accrued expenses and other current liabilities	11,915	25,977	15,988
Net cash provided by operating activities	248,246	37,152	65,685
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	625,495	644,809	732,015
Investment in short-term and restricted deposits	(297,917)	(766,021)	(572,631)
Investment in marketable debt securities	(6,732)	(202,611)	(29,377)
Proceeds from marketable debt securities	250,960	290,113	312,201
Purchase of property and equipment and lease prepayment	(63,021)	(68,554)	(35,770)
Capitalization of internal use of software	(3,028)	(2,110)	(1,930)
Payments for businesses acquired, net of acquired cash	0	0	(42,729)
Proceeds from sale of marketable equity securities	68,671	51,596	18,771
Purchases of investments in privately held companies	(7,603)	(1,300)	(3,681)
Investment in other assets	(111)	(580)	0
Net cash provided by (used in) investing activities	566,714	(54,658)	376,869
Cash flows from financing activities:
Repayment of convertible notes	(362,667)	0	0
Purchase of treasury shares	(127,017)	(231,873)	(200,000)
Proceeds from exercise of options and ESPP shares	39,660	42,710	39,943
Net cash used in financing activities	(450,024)	(189,163)	(160,057)
Increase (decrease) in cash and cash equivalents	364,936	(206,669)	282,497
Cash and cash equivalents at the beginning of the year	244,686	451,355	168,858
Cash and cash equivalents at the end of the year	609,622	244,686	451,355
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	12,410	11,422	6,523
Interest received during the year	47,696	23,727	20,154
Supplemental information for non-cash transactions
Right-of-use assets obtained in exchange for operating lease liabilities	255,690	142,496	41,130
Non-cash purchase of property and equipment	3,750	9,368	9,324
Conversion of convertible notes	$ 0	$ 0	$ 78,949